Related party transactions	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Related party transactions [Text Block]
13.	Related party transactions

	2018	2017
	$	$
Accounting fees	28,709	-
Consulting fees	-	2,500
Interest expense	-	551
Management fees	163,819	53,600
Stock-based compensation	283,194	41,163
	475,722	97,814

There was $7,526 owing to related parties at December 31, 2018 (2017 - $nil) included in accounts payable.

Key management includes the Chief Executive Officer, the Chief Financial Officer and the directors of the Company. Compensation paid or payable to key management for services during the year amounted to $143,284 (2017 - $37,700) for short-term benefits and $283,194 (2017 - $41,163) for stock-based compensation.